Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Granting Practices
The Compensation Committee has not granted stock options since the Company’s inception in 2014. The Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards. Stock options or other equity grants could be awarded on an off-cycle basis, including to new hires. The Company has not timed the disclosure of material non-public information to affect the value of executive compensation.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards. Stock options or other equity grants could be awarded on an off-cycle basis, including to new hires. The Company has not timed the disclosure of material non-public information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false